SEGMENTED INFORMATION - Assets and liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
OPERATING SEGMENTS
Cash and cash equivalents	$ 38,565,329	$ 16,839,959	$ 21,950,211
Equity investments		54,020
Plant and equipment	936,947	1,132,797
Mineral property interests	120,675,217	116,934,365	$ 113,765,931
TOTAL ASSETS	160,502,031	135,215,351
Total Liabilities	1,125,797	927,450
Segmented Information
OPERATING SEGMENTS
Cash and cash equivalents	38,565,329	16,839,959
Equity investments		54,020
Plant and equipment	936,947	1,132,797
Mineral property interests	120,675,217	116,934,365
Other assets	324,538	254,210
TOTAL ASSETS	160,502,031	135,215,351
Total Liabilities	(1,125,797)	(927,450)
Segmented Information | Corporate
OPERATING SEGMENTS
Cash and cash equivalents	37,292,965	16,341,420
Equity investments		54,020
Plant and equipment	134,578	153,455
Other assets	276,914	213,270
TOTAL ASSETS	37,704,457	16,762,165
Total Liabilities	(894,887)	(685,596)
Segmented Information | Silver Sand
OPERATING SEGMENTS
Cash and cash equivalents	742,235	288,480
Plant and equipment	129,228	291,060
Mineral property interests	92,758,700	90,580,869
Other assets	26,539	27,903
TOTAL ASSETS	93,656,702	91,188,312
Total Liabilities	(225,807)	(221,140)
Segmented Information | Carangas
OPERATING SEGMENTS
Cash and cash equivalents	542,341	210,194
Plant and equipment	39,467	50,326
Mineral property interests	22,877,215	21,353,851
Other assets	21,085	13,037
TOTAL ASSETS	23,480,108	21,627,408
Total Liabilities	(2,140)	(20,585)
Segmented Information | Silverstrike Project
OPERATING SEGMENTS
Cash and cash equivalents	(12,212)	(135)
Plant and equipment	633,674	637,956
Mineral property interests	5,039,302	4,999,645
TOTAL ASSETS	5,660,764	5,637,466
Total Liabilities	$ (2,963)	$ (129)